Capital and financial risk management (Tables)	12 Months Ended
Mar. 31, 2021
Fair value of financial instruments
Schedule of capital management

		2020
	2021	Re-presented[1]
	€m	€m
Borrowings (note 21)	67,760	74,925
Cash and cash equivalents (note 19)	(5,821)	(13,557)
Derivative financial instruments included in trade and other receivables (note 14)	(3,151)	(9,176)
Derivative financial instruments included in trade and other payables (note 15)	4,010	4,767
Short-term investments (note 13)	(4,007)	(4,132)
Collateral assets (note 13)	(3,107)	(1,115)
Financial liabilities under put option arrangements	492	1,850
Equity	57,816	62,625
Capital	113,992	116,187

Note:

1	The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale, as outlined in the notes referenced above.

Schedule of financial instruments exposure to credit risk

	2021	2020
		Re-presented[1]
	€m	€m
Cash at bank and in hand (note 19)	2,705	2,220
Repurchase agreements and bank deposits (note 19)	0	2,202
Money market funds (note 19)	3,116	9,135
Managed investment funds (note 13)	2,954	2,451
Current bonds and debt securities (note 13)	1,053	1,681
Non-current debt securities (note 13)	797	715
Collateral assets (note 13)	3,107	1,115
Other investments (note 13)	2,045	1,842
Derivative financial instruments (note 14)	3,151	9,176
Trade receivables (note 14)[2]	5,924	6,017
Contract assets and other receivables (note 14)	4,531	4,595
Performance bonds and other guarantees (note 29)	2,728	3,322
	32,111	44,471

Note:

1The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale and to include guarantees on trade receivables, performance bonds and other guarantees.

2Includes amounts guaranteed under sales of trade receivables.

Schedule of cash collateral, which is reported within short-term borrowings, held by Group

	2021	2020
	€m	€m
Collateral liabilities	962	5,292

Schedule of movements in the allowance for expected credit losses

					Trade receivables held
			Trade receivables held		at fair value through
	Contract assets		at amortised cost		other comprehensive income
	2021	2020	2021	2020	2021	20201
	€m	€m	€m	€m	€m	€m
1 April	137	129	1,431	1,347	51	40
Exchange movements	2	(2)	(47)	(26)	0	—
Amounts charged to credit losses on financial assets	63	73	592	576	9	11
Other[1]	(101)	(63)	(496)	(466)	(3)	—
31 March[2]	101	137	1,480	1,431	57	51

Notes:

1	Primarily utilisation of the provision.
2

The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 “Discontinued operations and assets and liabilities held for sale”. The impact of the re-presentation is to increase the allowance for expected credit losses on trade receivables held at amortised cost by €65 million, compared to amounts previously reported.

Schedule of ageing of receivables that are past due

31 March 2021		Trade receivables at amortised cost past due
		30 days	31-60	61-180	180
	Due	or less	days	days	days+	Total
	€m	€m	€m	€m	€m	€m
Gross carrying amount	2,568	717	177	405	1,290	5,157
Expected credit loss allowance	(30)	(72)	(62)	(211)	(1,105)	(1,480)
Net carrying amount	2,538	645	115	194	185	3,677

31 March 2020[2]		Trade receivables at amortised cost past due
		30 days	31–60	61–180	180
	Due	or less	days	days	days+	Total
	€m	€m	€m	€m	€m	€m
Gross carrying amount	2,513	836	236	513	1,249	5,347
Expected credit loss allowance	(64)	(76)	(56)	(215)	(1,020)	(1,431)
Net carrying amount	2,449	760	180	298	229	3,916

Note:

1

Contract assets relate to amounts not yet due from customers. These amounts will be reclassified as trade receivables before they become due. Trade receivables at fair value through other comprehensive income are not materially past due.

2

The prior year comparatives have been re-presented to reflect that Vodafone Egypt is no longer held for sale. See Note 7 “Discontinued operations and assets and liabilities held for sale”. The impact of the re-presentation is to increase the gross carrying amount, expected credit loss allowance and net carrying amount of trade receivables held at amortised cost by €207 million, €65 million and €142 million, respectively, compared to amounts previously reported.

Schedule of maturity analysis for non-derivative financial liabilities on an undiscounted basis

						Trade payables and
	Bank loans	Bonds	Lease liabilities	Other[2]	Total borrowings	other financial liabilities[3]	Total
Maturity profile[1]	€m	€m	€m	€m	€m	€m	€m
Within one year	674	3,774	3,419	2,516	10,383	15,304	25,687
In one to two years	174	3,329	2,142	2,575	8,220	49	8,269
In two to three years	440	5,964	1,661	399	8,464	0	8,464
In three to four years	173	2,784	1,457	166	4,580	0	4,580
In four to five years	2	5,506	1,316	199	7,023	0	7,023
In more than five years	23	45,538	4,696	986	51,243	0	51,243
	1,486	66,895	14,691	6,841	89,913	15,353	105,266
Effect of discount/financing rates	(67)	(20,010)	(1,659)	(417)	(22,153)	(2)	(22,155)
31 March 2021	1,419	46,885	13,032	6,424	67,760	15,351	83,111
Within one year	1,500	3,617	3,198	5,750	14,065	15,250	29,315
In one to two years	746	4,682	2,018	316	7,762	67	7,829
In two to three years	279	3,852	1,542	3,270	8,943	—	8,943
In three to four years	369	8,242	1,337	390	10,338	—	10,338
In four to five years	181	2,845	1,128	166	4,320	—	4,320
In more than five years	–	47,947	4,443	1,185	53,575	—	53,575
	3,075	71,185	13,666	11,077	99,003	15,317	114,320
Effect of discount/financing rates	(195)	(21,773)	(1,548)	(562)	(24,078)	(6)	(24,084)
31 March 2020[4]	2,880	49,412	12,118	10,515	74,925	15,311	90,236

Notes:

1Maturities reflect contractual cash flows applicable except in the event of a change of control or event of default, upon which lenders have the right, but not the obligation, to request payment within 30 days. This also applies to undrawn committed facilities. Only €30million (2020: €81 million) of debt in relation to the mandatorily convertible bonds is subject to a material adverse change clause (which would also accelerate conversion of the £1.7 billion (2020: £3.4 billion) principal recognised in equity – see note 21 “Borrowings”).

2   Includes spectrum licence payables with maturity profile €381 million (2020: €344 million) within one year, €2,171 million (2020: €227 million) in one to two years, €165 million (2020: €1,905 million) in two to three years, €165 million (2020: €166 million) in three to four years, €199 million (2020: €166 million) in four to five years and €986 million (2020: €1,185 million) in more than five years. Also includes €962 million (2020: €5,292 million) in relation to cash received under collateral support agreements shown within 1 year.

3Includes financial liabilities under put option arrangements and non-derivative financial liabilities presented within trade and other payables.

4Prior year comparatives for bank loans and lease liabilities have been re-presented to reflect that Vodafone Egypt is no longer held for sale, see notes 20 and 21.

Schedule of maturity analysis for derivative financial liabilities on an undiscounted basis

	2021			2020
	Payable	Receivable	Total	Payable	Receivable	Total
	€m	€m	€m	€m	€m	€m
Within one year	(16,218)	16,864	646	(20,519)	21,239	720
In one to two years	(3,121)	3,723	602	(4,217)	4,582	365
In two to three years	(5,623)	5,978	355	(3,680)	4,143	463
In three to four years	(2,518)	2,903	385	(3,733)	4,429	696
In four to five years	(3,305)	3,620	315	(2,562)	3,102	540
In more than five years	(33,777)	37,399	3,622	(38,126)	43,933	5,807
	(64,562)	70,487	5,925	(72,837)	81,428	8,591
Effect of discount/financing rates			(6,784)			(4,182)
Financial derivative net (payable)/receivable			(859)			4,409

Schedule of sensitivity of Group's adjusted operating profit to strengthening major currency

	2021	2020
	€m	€m
ZAR 15% change (2020: 11%) – Increase in operating profit	152	126
USD 6% change (2020: 9%) – (Decrease) in profit before taxation	(46)	(64)
GBP 3% change (2020: 2%) – (Decrease)/Increase in profit before taxation	(23)	63

Schedule of carrying value and nominal amounts of derivatives

At 31 March 2021	Other comprehensive income							Weighted average
				Opening	(Gain)/	Gain/(Loss)	Closing
		Carrying	Carrying	balance	Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	Assets	Liabilities	2020	OCI	costs	20211	year	FX rate	rate
	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges - foreign currency risk[2]
Cross-currency and foreign exchange swaps
US dollar bonds	18,995	621	1,070	(3,922)	5,900	(1,477)	501	2036	1.18	2.82
Australian dollar bonds	736	38	0	(26)	(102)	104	(24)	2024	1.56	0.92
Swiss franc bonds	624	0	45	28	28	(26)	30	2026	1.08	1.26
Pound sterling bonds	2,585	40	199	94	1	228	323	2047	0.89	2.59
Hong Kong dollar bonds	233	0	13	(4)	34	(17)	13	2028	9.08	1.48
Japanese yen bonds	78	0	12	6	13	(8)	11	2037	128.53	2.47
Norwegian krona bonds	241	0	22	(3)	(23)	29	3	2026	9.15	1.12
Cash flow hedges - foreign currency and interest rate risk[2]
Cross currency swaps - US dollar bonds	417	0	8	18	52	(62)	8	2023	1.17	1.07
Cash flow hedges - interest rate risk[2]
Interest rate swaps - Euro loans	568	0	0	7	(11)	3	(1)	2021	0	1.21
Fair value hedges - interest rate risk[3]
Interest rate swaps - Eurobonds	186	131	0	0	0	0	0	2028	0	0
Net investment hedge - foreign exchange risk[4]
Cross-currency and foreign exchange swaps - South African rand investment	1,785	0	23	631	328	0	959	2021	17.30	0.31
	26,448	830	1,392	(3,171)	6,220	(1,226)	1,823

At 31 March 2020	Other comprehensive income							Weighted average
				Opening		Gain/(Loss)	Closing
		Carrying	Carrying	balance	(Gain)/Loss	recycled to	balance			Euro
	Nominal	value	value	1 April	deferred to	financing	31 March	Maturity		interest
	amounts	Assets	Liabilities	2019	OCI	costs	20201	year	FX rate	rate
	€m	€m	€m	€m	€m	€m	€m			%
Cash flow hedges – foreign currency risk[2]
Cross-currency and foreign exchange swaps
US dollar bonds	20,383	5,371	—	(179)	(4,233)	490	(3,922)	2035	1.18	2.67
Australian dollar bonds	736	—	65	(17)	77	(86)	(26)	2024	1.56	0.92
Swiss franc bonds	624	—	17	22	(27)	33	28	2026	1.08	1.26
Pound sterling bonds	3,180	29	186	38	79	(23)	94	2043	0.85	2.04
Hong Kong dollar bonds	233	22	—	13	(25)	8	(4)	2028	9.08	1.48
Japanese yen bonds	78	1	—	2	—	4	6	2037	128.53	2.47
Norwegian krona bonds	241	—	46	1	34	(38)	(3)	2026	9.15	1.12
Cash flow hedges – foreign currency and interest rate risk[2]
Cross-currency swaps - US dollar bonds	905	46	—	12	(14)	20	18	2023	1.17	1.05
Cash flow hedges – interest rate risk[2]
Interest rate swaps – Euro loans	668	—	13	11	(4)	—	7	2021	—	1.21
Fair value hedges – interest rate risk[3]
Interest rate swaps – Eurobonds	186	131	—	—	—	—	—	2028	—	—
Net investment hedge – foreign exchange risk[4]
Cross-currency and foreign exchange swaps – South African rand investment	2,138	314	—	810	(179)	—	631	2020	16.55	0.17
	29,372	5,914	327	713	(4,292)	408	(3,171)

Notes:

1

Fair value movement deferred into other comprehensive income includes €1,164 million loss (2020: €1,271 million loss) and €2 million gain (2020: €nil) of foreign currency basis outside the cash flow and net investment hedge relationships respectively.

2

For cash flow hedges, the movement in the hypothetical derivative (hedged item) mirrors that of the hedging instrument. Hedge ineffectiveness of the swaps designated in a cash flow hedge during the period was €nil (2020: €nil).

3

The carrying value of the bond includes €76 million loss (2020: €85 million loss) of cumulative fair value adjustment for the hedged interest rate risk. Net ineffectiveness on the fair value hedges, €8 million gain (2020: €8 million gain) is recognised in the income statement. The carrying value of bonds includes an additional €774 million loss (2020: €889 million loss) in relation to fair value of bonds previously designated in fair value hedge relationships.

4	Hedge ineffectiveness of swaps designated in a net investment hedge during the period was €nil (2020: €nil).

Summary of changes in assets and liabilities arising from financing activities

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
1 April 2020	74,925	(4,409)	1,850	170	72,536
Cash movements
Proceeds from issuance of long-term borrowings	4,359	–	–	–	4,359
Repayment of borrowings	(12,237)	–	–	–	(12,237)
Net movement in short-term borrowings	(2,791)	–	–	–	(2,791)
Net movement in derivatives	–	279	–	–	279
Interest paid	(2,421)	452	(141)	(42)	(2,152)
Purchase of treasury shares	–	–	–	(62)	(62)
Payments for settlements of written put options	–	–	(1,482)	–	(1,482)
Non-cash movements
Fair value movements	(9)	3,594	–	–	3,585
Foreign exchange	(1,480)	1,428	–	(2)	(54)
Interest costs	2,459	(485)	62	11	2,047
Lease additions	4,578	–	–	–	4,578
Acquisitions of subsidiaries	234	–	–	–	234
Other	143	–	203	416	762
31 March 2021	67,760	859	492	491	69,602

					Assets and liabilities
		Derivative assets	Financial liabilities		arising from
	Borrowings	and liabilities	under put options	Other liabilities	financing activities
	€m	€m	€m	€m	€m
1 April 2019[1]	52,955	(1,190)	1,844	949	54,558
Cash movements
Proceeds from issuance of long-term borrowings	9,933	–	–	–	9,933
Repayment of borrowings	(16,028)	–	–	–	(16,028)
Net movement in short-term borrowings	2,488	–	–	–	2,488
Net movement in derivatives	–	98	–	–	98
Interest paid	(2,320)	150	(72)	(42)	(2,284)
Purchase of treasury shares	–	–	–	(821)	(821)
Non-cash movements
Fair value movements	6	(2,543)	–	–	(2,537)
Foreign exchange	(31)	(424)	(1)	(4)	(460)
Interest costs	2,425	(354)	79	88	2,238
Lease additions[2]	15,187	–	–	–	15,187
Acquisitions and disposals of subsidairies	9,040	(146)	–	–	8,894
Other[3]	1,270	–	–	–	1,270
31 March 2020[1]	74,925	(4,409)	1,850	170	72,536

Notes:

1Amounts for the year ended 31 March 2020 have been re-presented to provide further disaggregation and to additionally include €170 million (1 April 2019: €949 million) of other financial liabilities. The prior year comparatives for borrowings have also been re-presented for Vodafone Egypt (see note 21).

2Includes €10,040 million recognised on transition to IFRS 16 on 1 April 2019.

3Primarily includes the recognition of spectrum licence payables.

Schedule of Group's financial assets and liabilities that are subject to offset in the balance sheet and the impact of enforceable master netting or similar agreements

At 31 March 2021				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
	Gross amount	Amount set off	balance sheet	counterparties	assets/liabilities[1]	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	3,151	0	3,151	(1,989)	(962)	200
Derivative financial liabilities	(4,010)	0	(4,010)	1,989	2,194	173
Total	(859)	0	(859)	–	1,232	373

At 31 March 2020				Related amounts not set off in the balance sheet
			Amounts	Right of set off
			presented in	with derivative	Collateral
	Gross amount	Amount set off	balance sheet	counterparties	assets/liabilities[1]	Net amount
	€m	€m	€m	€m	€m	€m
Derivative financial assets	9,176	—	9,176	(3,556)	(5,292)	328
Derivative financial liabilities	(4,767)	—	(4,767)	3,556	1,115	(96)
Total	4,409	—	4,409	—	(4,177)	232